Share based compensation - Option valuation (Details)		3 Months Ended	9 Months Ended
	May 15, 2020 shares	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 EUR (€) $ / shares	Sep. 30, 2020 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield				0.00%
Options waiting period	4 years			4 years
Number of shares per option | shares	1			1
Number of ADS per option | shares				0.5
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate				0.26%
Expected dividend yield				0.00%
Expected volatility				50.00%
Granted, fair value | €		€ 1.26	€ 1.26	€ 1.26
Total share-based payment expense recognized | €		€ 534,000		€ 637,000
American Depository Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share | $ / shares			€ 6.48
Exercise price | $ / shares			€ 3.67